Stockholders' Equity (Details)													6 Months Ended
	Nov. 09, 2022 shares	Oct. 28, 2022 shares	May 18, 2022 shares	Mar. 22, 2022 USD ($) $ / shares shares	Mar. 18, 2022 USD ($) $ / shares shares	Mar. 14, 2022 shares	Feb. 25, 2022 USD ($) shares	Dec. 06, 2021 USD ($) $ / shares shares	Jun. 07, 2021 USD ($) $ / shares shares	May 18, 2021 USD ($) shares	Nov. 24, 2020 USD ($) $ / shares shares	Mar. 23, 2020 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Oct. 27, 2022 shares	Jun. 29, 2022 shares	Mar. 17, 2022 $ / shares	Feb. 24, 2022 shares	Dec. 31, 2021 $ / shares shares	Jul. 15, 2021 shares	Dec. 31, 2020 $ / shares shares	Dec. 24, 2020 $ / shares	Nov. 20, 2020 $ / shares	Nov. 19, 2020 $ / shares	Sep. 27, 2017 $ / shares shares
Stock issued during period, shares, issued for services												35,592
Common shares issued for service | $												$ 33,812		$ 1,840,000
Issuance of common stock (in shares)					20,000,000			21,120,509	5,380,000		6,060,608
Shares issued, price per share | $ / shares					$ 0.50			$ 0.65	$ 1.30		$ 1.65
Proceeds from issuance of common stock gross | $											$ 10,000,000
Issuance of common stock | $								$ 12,423,706	$ 6,939,000		$ 9,100,000		$ 10,120,400
Cancellation of common stock due to reverse split (in shares)						859
Issuance of common stock to employees | $							$ 1
Stock split ratio							0.1						0.1
Number of common shares outstanding automatically combines and converts							10
Common stock, shares issued							6,399,460						1,219,937			29,278,601		63,994,606	266,640
Common stock, shares outstanding							6,399,460						1,219,937					6,399,460	266,640
Common stock, shares authorized		60,000,000					60,000,000						6,000,000		2,500,000			600,000,000	6,000,000
Proceeds after deducting legal costs | $					$ 8,825,000
Underwriting option period					45 days
Percentage of underwriters option to purchase additional common shares					15.00%
Maximum [Member]
Common stock, shares authorized																				600,000,000
Minimum [Member]
Common stock, shares authorized																				50,000,000
Split-adjusted
Stock issued during period, shares, issued for services												148
Issuance of common stock (in shares)					833,333			88,002	22,417		25,253
Shares issued, price per share | $ / shares					$ 12.0			$ 156.0	$ 312.0													$ 396.0
Cancellation of common stock due to reverse split (in shares)						36
Split-adjusted | Maximum [Member]
Common stock, shares authorized																				2,500,000
Split-adjusted | Minimum [Member]
Common stock, shares authorized																				208,333
Subsequent Event
Issuance of common stock (in shares)		2,500,000
Stock split ratio	0.05	0.041667
Number of common shares outstanding automatically combines and converts	24	24
Shares issued upon conversion	1	1
Common stock, shares issued	1,219,937	29,278,601
Common stock, shares outstanding	1,219,937	1,219,937
Common stock, shares authorized		60,000,000
September 2017 Offering Warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																					944,655				1,078,045
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																					$ 0.001		$ 0.001	$ 4.25
Description Warrants Exercise Term													The exercisability of the warrants may be limited if, upon exercise, the holder or any of its affiliates would beneficially own more than 4.99% of the Company’s common shares.
September 2017 Offering Warrants | Split-adjusted
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																					3,936				4,492
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																					$ 0.24		$ 0.24	$ 1,020.0
November 2020 Offering Warrants
Term of warrant											5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					0.5						$ 0.5		$ 57.95				$ 1.81
Warrants outstanding													6,558,175
Weighted Average Remaining Life of Warrants													3 years 2 months 23 days
November 2020 Offering Warrants | Split-adjusted
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 12.0						$ 12.0						$ 434.4
Warrants outstanding													27,322
Investor Warrants [Member] | September 2017 Offering Warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																									945,654
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																									$ 4.25
Investor Warrants [Member] | September 2017 Offering Warrants | Split-adjusted
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																									3,940
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																									$ 1,020.0
Placement Agent Warrants [Member] | September 2017 Offering Warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																									132,391
Term of warrant																									5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																									$ 4.675
Placement Agent Warrants [Member] | September 2017 Offering Warrants | Split-adjusted
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																									552
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																									$ 1,122.0
Registered Warrants [Member] | November 2020 Offering Warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											2,754,820
Registered Warrants [Member] | November 2020 Offering Warrants | Split-adjusted
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											11,477
Unregistered Warrants [Member] | November 2020 Offering Warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											3,305,788
Unregistered Warrants [Member] | November 2020 Offering Warrants | Split-adjusted
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											13,773
over-allotments
Issuance of common stock (in shares)				2,880,000
Shares issued, price per share | $ / shares				$ 0.50
Proceeds after deducting legal costs | $				$ 1,295,400
over-allotments | Split-adjusted
Issuance of common stock (in shares)				120,000
Shares issued, price per share | $ / shares				$ 12.0
over-allotments | Unregistered Warrants [Member] | November 2020 Offering Warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			363,637
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																			$ 1.815
over-allotments | Unregistered Warrants [Member] | November 2020 Offering Warrants | Split-adjusted
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			1,515
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																			$ 435.6
Under 2014 Shares Incentive Plans [Member]
Issuance of common stock | $										$ 1,840,000
Issuance of common stock to employees (in shares)										1,600,000
Under 2014 Shares Incentive Plans [Member] | Split-adjusted
Issuance of common stock to employees (in shares)			6,667